Summary of Deposit Balances (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deposits [Abstract]
Noninterest-bearing demand deposit	$ 89,834		$ 85,958
Interest-bearing accounts: [Abstract]
Business checking	2		0
NOW and money market accounts	300,050		306,002
Savings accounts	38,026		37,329
Certificates of deposit	277,236	[1]	272,637	[1]
Total interest-bearing accounts	615,314		615,968
Total deposits	705,148		701,926
Brokered deposits	4,209		4,033
Certificates of Deposit, $100,000 or More	$ 112,446		$ 99,500

[1]	1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.